Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2015	December 31, 2014
Employee related liabilities	283	273
Employee compensated absences	104	114
Taxes other than income taxes	54	68
Advances	44	33
Payables to equity-method investments	49	50
Obligations for capacity rights	—	2
Derivative instruments	25	73
Provision for restructuring	26	32
Current portion of pension	8	9
Royalties	19	26
Others	91	161

Total	703	841